E. LOANS, Allowance for Credit Losses (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015
Commercial Real estate
Allowance for credit losses
Beginning balance	$ 6,206	$ 6,027	$ 6,059	$ 5,549	$ 5,549
Charge-offs	0	0	0	0	0
Recoveries	2	15	6	37	576
Provision for (recovery of) loan losses	(63)	(67)	80	389	(66)
Ending balance	6,145	5,975	6,145	5,975	6,059
Ending balance: individually evaluated for impairment	72	126	72	126	96
Ending balance: collectively evaluated for impairment	6,073	5,849	6,073	5,849	5,963
Real Estate Construction
Allowance for credit losses
Beginning balance	404	697	589	849	849
Charge-offs	0	0	0	0	0
Recoveries	0	0	0	0	0
Provision for (recovery of) loan losses	138	(49)	(46)	(201)	(260)
Ending balance	542	648	543	648	589
Ending balance: individually evaluated for impairment	0	0	0	0	0
Ending balance: collectively evaluated for impairment	542	648	542	648	589
Real Estate Multi family
Allowance for credit losses
Beginning balance	335	198	243	206	206
Charge-offs	0	0	0	0	0
Recoveries	0	0	0	0	0
Provision for (recovery of) loan losses	(3)	(10)	89	(18)	37
Ending balance	332	188	332	188	243
Ending balance: individually evaluated for impairment	0	0	0	0	0
Ending balance: collectively evaluated for impairment	332	188	332	188	243
Real Estate 1 to 4 family
Allowance for credit losses
Beginning balance	2,261	2,014	2,176	1,965	1,965
Charge-offs	0	0	(12)	(45)	(45)
Recoveries	23	7	42	8	15
Provision for (recovery of) loan losses	(77)	289	1	382	241
Ending balance	2,207	2,310	2,207	2,310	2,176
Ending balance: individually evaluated for impairment	453	522	453	522	479
Ending balance: collectively evaluated for impairment	1,754	1,788	1,754	1,788	1,697
Commercial and industrial
Allowance for credit losses
Beginning balance	799	848	853	1,073	1,073
Charge-offs	0	(23)	(165)	(23)	0
Recoveries	37	26	119	45	60
Provision for (recovery of) loan losses	(47)	(73)	(19)	(317)	(280)
Ending balance	789	778	788	778	853
Ending balance: individually evaluated for impairment	101	224	101	224	182
Ending balance: collectively evaluated for impairment	688	554	688	554	671
Consumer
Allowance for credit losses
Beginning balance	33	52	50	58	58
Charge-offs	(8)	0	(18)	(11)	(36)
Recoveries	0	4	0	4	5
Provision for (recovery of) loan losses	52	(15)	45	(10)	23
Ending balance	77	41	77	41	50
Ending balance: individually evaluated for impairment	0	0	0	0	0
Ending balance: collectively evaluated for impairment	77	41	77	41	50
Total
Allowance for credit losses
Beginning balance	10,038	9,836	9,970	9,700	9,700
Charge-offs	(8)	(23)	(195)	(79)	(81)
Recoveries	62	52	167	94	656
Provision for (recovery of) loan losses	0	75	150	225	(305)
Ending balance	10,092	9,940	10,092	9,940	9,970
Ending balance: individually evaluated for impairment	626	872	626	872	757
Ending balance: collectively evaluated for impairment	$ 9,466	$ 9,068	$ 9,466	$ 9,068	$ 9,213